Operating Leases	6 Months Ended
Sep. 30, 2024
Operating Leases [Abstract]
OPERATING LEASES

7. OPERATING LEASES

The Company is a lessee of non-cancellable operating leases for corporate office in Hong Kong. The Company’s ROU assets and operating lease liabilities recognized in the interim condensed consolidated balance sheet consist of the following:

	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Operating lease ROU assets	729	1,057

	As of September 30, 2024	As of March 31, 2024
	$’000	$’000
Operating lease liabilities
Current portion	534	631
Non-current portion	196	439
Total	730	1,070

	As of September 30, 2024	As of March 31, 2024
Operating leases:
Weighted average remaining lease term (years)	1	2
Weighted average discount rate	5.87%	5.83%

During the six months ended September 30, 2024 and 2023, the Company incurred lease expense of approximately $360,000 and $82,000, respectively.

The maturity analysis of the Company’s non-cancelable operating lease obligations as of September 30, 2024 is as follows:

Operating leases
$’000
Period ending September 30, 2025	305
Period ending September 30, 2026	453
Total undiscounted operating lease obligations	758
Less: imputed interest	(28)
Operating lease liabilities recognized in the interim condensed consolidated balance sheet	730